PROMISSORY NOTES (Narrative) (Details)	2 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jun. 13, 2018 $ / shares	Jun. 13, 2018 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Interest expense	$ 0	$ 35,210
Interest paid - cash	0	$ 51,562
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Aggregate principal amount				$ 2,000,000
Conversion price per share | $ / shares			$ 1
Interest rate of convertible promissory notes				4.00%
Fair value of derivative liability	$ 0